ENTITY-WIDE DISCLOSURE (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenue, Major Customer [Line Items]
Revenues from major customers	$ 143,637		$ 81,245		$ 40,285
Revenue
Revenue, Major Customer [Line Items]
Revenues from major customers	$ 103,713		$ 56,941		$ 24,495
Revenue | Customer A
Revenue, Major Customer [Line Items]
Percent of total revenues	33.00%		18.00%			[1]
Revenue | Customer B
Revenue, Major Customer [Line Items]
Percent of total revenues	23.00%		34.00%		29.00%
Revenue | Customer C
Revenue, Major Customer [Line Items]
Percent of total revenues	11.00%		11.00%			[1]
Revenue | Customer D
Revenue, Major Customer [Line Items]
Percent of total revenues		[1]		[1]	11.00%

[1]	Less than 10%.